PARTICULARS OF PRINCIPAL SUBSIDIARIES OF THE PARENT COMPANY (Tables)	12 Months Ended
Mar. 31, 2026
Particulars Of Principal Subsidiaries Of Parent Company
SCHEDULE OF PARTICULARS OF PRINCIPAL SUBSIDIARIES OF THE PARENT COMPANY

Details of the subsidiary directly and indirectly held by the parent company at the end of the reporting period are set out below

Name of subsidiary	Place of Incorporation/operations	Paid up issued capital		Proportion of ownership interest held by the Company		Principal activities
				2026	2025
Boca International Limited	Hong Kong	HK$	7,000,000	100%	100%	Provider of advanced energy saving solutions, consultancy services and construction services supported by proprietary phase change thermal energy storage materials and thermal engineering services